REIMBURSEMENT RIGHTS AND OBLIGATIONS - Table (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
REIMBURSEMENT RIGHTS AND OBLIGATIONS
CCC	R$ 48,458	R$ 454,139
Reimbursement rights, Current assets	48,458	454,139
CCC	9,096,614	8,827,501
CCC - PCLD Provision	(3,681,067)	(3,025,329)
Reimbursement rights, Non-current assets	5,415,547	5,802,172
Total reimbursement rights	5,464,005	6,256,311
PROINFA	1,796,753	1,250,619
Reimbursement obligations, Current liabilities	1,796,753	1,250,619
Total repayment obligation	R$ 1,796,753	R$ 1,250,619